Debt - Future Principal and Estimated Interest Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Principal
2023	$ 12,500
2024	12,500
2025	12,500
2026	12,500
2027	15,625
Thereafter	0
Total	65,625
Interest
2023	2,742
2024	1,575
2025	1,165
2026	759
2027	125
Thereafter	0
Total	6,366
Total
2023	15,242
2024	14,075
2025	13,665
2026	13,259
2027	15,750
Thereafter	0
Total	$ 71,991